Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
10. Inventories

	December 31,
	2019	2018
Parts and maintenance materials	288,824	206,729
Catering and uniforms	5,768	9,351
Inventory provision (*)	(33,727)	(15,935)

	260,865	200,145

(*)	As of December 31, 2019, the amount of R$27,999 refers to the provision related to the acceleration of the fleet transformation.